Organization, Basis of Presentation and Liquidity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Cash, Cash Equivalents and Restricted Cash

In accordance with Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a reconciliation of the Company’s cash and cash equivalents in the condensed consolidated balance sheets to cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows for all periods presented is as follows (in thousands):

	March 31, 2024 (unaudited)	December 31, 2023
Cash and cash equivalents	$8,706	$7,619
Restricted cash (1)	50	-
Cash, cash equivalents, and restricted cash as shown in the condensed consolidated statements of cash flows	$8,756	$7,619

(1)	Restricted cash entirely represents the deposit required to maintain the Company’s corporate credit card program.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net earnings (loss) per common share for the periods presented (in thousands) as follows, because to do so would be anti-dilutive:

	Three Months Ended March 31,
	2024	2023
Stock options	1,736	-
Warrants	2,103	-
Total anti-dilutive securities	3,839	-

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net earnings (loss) per common share for the years ended December 31, 2023 and 2022 because to do so would be anti-dilutive:

	2023	2022
Redeemable convertible preferred stock	-	3,402,225
Convertible promissory notes	-	220,008
Stock options	-	2,012,750
Warrants	484,918	367,015
Total anti-dilutive securities	484,918	6,001,998

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Cash, Cash Equivalents and Restricted Cash

In accordance with ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a reconciliation of AgeX’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented is as follows (in thousands):

	December 31,
	2023	2022
Cash and cash equivalents	$345	$645
Restricted cash (1)	50	50
Cash, cash equivalents, and restricted cash as shown in the consolidated statements of cash flows	$395	$695

(1)	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program.

Schedule of Disaggregated of Revenues

The following table presents AgeX’s consolidated revenues disaggregated by source for operations (in thousands):

	Year Ended December 31,
REVENUES:	2023	2022
Grant revenues	$77	$-
Other revenues	65	34
Total revenues	$142	$34

Schedule of Disaggregated Geographical Revenue

The following table presents consolidated revenues for operations (in thousands), disaggregated by geography, based on the billing addresses of customers:

	Year Ended December 31,
REVENUES:	2023	2022
United States	$90	$10
Foreign	52	24
Total revenues	$142	$34

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following weighted-average common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2023	2022
Stock options	91	94
Warrants (1)	352	272
Restricted stock units	-	-

(1)	As of December 31, 2023 and 2022, warrants to purchase 320,115 and 344,875 shares, respectively, of AgeX common stock were issued and outstanding and held by Juvenescence as consideration for certain loan agreements discussed in Note 5, Related Party Transactions. Amounts shown in the table are weighted average amounts and reflect the fact that the warrants were issued on various dates during applicable periods presented.